Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables and Prepayments [Abstract]
Schedule of Other Receivables and Prepayments

Other receivables and prepayments as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023

Prepaid research and development expenses	$-	$185,633
Prepaid insurance	17,794	33,815
Prepaid service fee	50,538	46,303
Rental deposits	4,206	102,109
Prepaid rental expenses	-	15,683
Other receivables	4,545	22,275
Other deposits	8,233	16,253
	$85,316	$422,071